UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds
(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company Corporation Trust Center 1209 Orange St. Wilmington, DE 19801
(Name and address of agent for service)

With Copies To:

Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end:  11/30/2024

Date of reporting period:  05/31/2024

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual report to Shareholders of the FinTrust Income and Opportunity Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended May 31, 2024 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Institutional Class (HIOIX) (Unaudited)

May 31, 2024

This semi-annual report to shareholders contains important information of the FinTrust Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://fintrustfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$106	2.04%

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

$35,000
$33,000
$31,000
$29,000
$27,000
$25,000
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
1/21/2016
5/31/2016
11/30/2016
5/31/2017
11/30/2017
5/31/2018
11/30/2018
5/31/2019
11/30/2019
5/31/2020
11/30/2020
5/31/2021
11/30/2021
5/31/2022
11/30/2022
5/31/2023
11/30/2023
5/31/2024
FinTrust Income and Opportunity Fund Institutional Class - $15,446
S&P 500® Total Return Index - $32,861

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
Institutional Class shares	19.72%	5.25%	5.34%
S&P 500® Total Return Index	28.19%	15.79%	15.28%

(a)	The Fund commenced operation on January 21, 2016.

The above line graph shows the value of a hypothetical $10,000 investment in the Fund’s Institutional Class shares versus the S&P 500® Total Return Index, the Fund’s regulatory benchmark. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Institutional Class (HIOIX) (Unaudited)

May 31, 2024

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$18,194,386	Investment Advisory Fees Paid	$59,693
Number of Portfolio Holdings	71	Portfolio Turnover Rate	197.05%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Consumer Discretionary	21.57%	Industrials	5.82%
Information Technology	17.17%	Government Bonds	5.24%
Cash and Cash Equivalents	10.70%	Consumer Staples	3.48%
Financials	10.26%	Materials	2.83%
Health Care	9.86%	Index	2.00%
Communication Services	9.65%	Energy	1.42%

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Gov’t. Obligations Fund - Institutional Shares	11.18%	Alibaba Group Holding Ltd.	4.31%
NVIDIA Corp.	9.04%	Amazon.com, Inc.	4.13%
Super Micro Computer, Inc.	5.61%	Tesla, Inc.	3.95%
U.S. Treasury Note, 4.750% due 07/31/2025	5.47%	Expedia Group, Inc.	3.45%
Regeneron Pharmaceuticals, Inc.	4.85%	JetBlue Airways Corp.	3.07%

How has the Fund changed?

At a Special Meeting of the Board held on July 31, 2024 (the “Special Meeting”), the Board was notified that another investment adviser was acquiring the Adviser and the transaction’s closing date is expected to be on August 31, 2024 (the "Closing Date"). Upon closing, the Investment Advisory Agreement between the Fund and the Adviser will terminate because of a change in control of the Adviser that resulted in the assignment of the Advisory Agreement under federal securities laws. The Adviser has recommended that M3Sixty Capital, LLC (“M3Sixty Capital") take over management of the Fund under a new investment advisory agreement, effective on the Closing Date, or that the Fund be liquidated on that date. The Board considered the Fund’s options and voted unanimously to approve a New Investment Advisory Agreement (the “New Agreement”) with M3Sixty Capital, subject to shareholder approval.

At the Special Meeting, the Board also approved a New Expense Limitation Agreement for the Fund and authorized the solicitation of shareholder approval for the new agreements. A special meeting of shareholders is expected to be held on August 30 to approve the New Agreement and New Expense Limitation Agreement and to conduct any other business that may lawfully be presented at such meeting.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Class A (HROAX) (Unaudited)

May 31, 2024

This semi-annual report to shareholders contains important information of the FinTrust Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://fintrustfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$119	2.29%

How has the Fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024
$35,000
$33,000
$31,000
$29,000
$27,000
$25,000
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
1/21/2016
5/31/2016
11/30/2016
5/31/2017
11/30/2017
5/31/2018
11/30/2018
5/31/2019
11/30/2019
5/31/2020
11/30/2020
5/31/2021
11/30/2021
5/31/2022
11/30/2022
5/31/2023
11/30/2023
5/31/2024
FinTrust Income and Opportunity Fund Class A (with sales load) - $14,290
S&P 500® Total Return Index - $32,861

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
Class A shares without sales charge	19.39%	4.98%	5.07%
Class A shares with sales charge	12.83%	3.80%	4.36%
S&P 500® Total Return Index	28.19%	15.79%	15.28%

(a)	The Fund commenced operation on January 21, 2016.

The above line graph shows the value of a hypothetical $10,000 investment in the Fund’s Class A shares versus the S&P 500® Total Return Index, the Fund’s regulatory benchmark. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

Class A (HROAX) (Unaudited)

May 31, 2024

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$18,194,386	Investment Advisory Fees Paid	$59,693
Number of Portfolio Holdings	71	Portfolio Turnover Rate	197.05%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Consumer Discretionary	21.57%	Industrials	5.82%
Information Technology	17.17%	Government Bonds	5.24%
Cash and Cash Equivalents	10.70%	Consumer Staples	3.48%
Financials	10.26%	Materials	2.83%
Health Care	9.86%	Index	2.00%
Communication Services	9.65%	Energy	1.42%

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Gov’t. Obligations Fund - Institutional Shares	11.18%	Alibaba Group Holding Ltd.	4.31%
NVIDIA Corp.	9.04%	Amazon.com, Inc.	4.13%
Super Micro Computer, Inc.	5.61%	Tesla, Inc.	3.95%
U.S. Treasury Note, 4.750% due 07/31/2025	5.47%	Expedia Group, Inc.	3.45%
Regeneron Pharmaceuticals, Inc.	4.85%	JetBlue Airways Corp.	3.07%

How has the Fund changed?

At a Special Meeting of the Board held on July 31, 2024 (the “Special Meeting”), the Board was notified that another investment adviser was acquiring the Adviser and the transaction’s closing date is expected to be on August 31, 2024 (the "Closing Date"). Upon closing, the Investment Advisory Agreement between the Fund and the Adviser will terminate because of a change in control of the Adviser that resulted in the assignment of the Advisory Agreement under federal securities laws. The Adviser has recommended that M3Sixty Capital, LLC (“M3Sixty Capital") take over management of the Fund under a new investment advisory agreement, effective on the Closing Date, or that the Fund be liquidated on that date. The Board considered the Fund’s options and voted unanimously to approve a New Investment Advisory Agreement (the “New Agreement”) with M3Sixty Capital, subject to shareholder approval.

At the Special Meeting, the Board also approved a New Expense Limitation Agreement for the Fund and authorized the solicitation of shareholder approval for the new agreements. A special meeting of shareholders is expected to be held on August 30 to approve the New Agreement and New Expense Limitation Agreement and to conduct any other business that may lawfully be presented at such meeting.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

FinTrust Income and Opportunity Fund Class A Shares (Ticker Symbol: HROAX) Institutional Class Shares (Ticker Symbol: HIOIX) A Series of the 360 Funds

SEMI-ANNUAL REPORT

May 31, 2024

Investment Adviser:

FinTrust Capital Advisors, LLC

124 Verdae Boulevard, Suite 504

Greenville, SC 29607

IMPORTANT NOTE: Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise, visually engaging, and streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but will be available online and filed semi-annually on Form N-CSR; you can also request a copy be delivered to you free of charge. The rule and form amendments have a compliance date of July 24, 2024. Prior to this compliance date and as permitted by current SEC regulations, paper copies of the Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS (Unaudited)

May 31, 2024

The investment objective of the FinTrust Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation. To meet its investment objective, the Fund will invest primarily in domestic equity securities that in the opinion of FinTrust Capital Advisors, LLC (the “Adviser”) have above average intellectual property portfolios and other characteristics, like strong earnings and dividend growth that are members of the S&P 1500 Composite. The S&P 1500 Composite combines the S&P 500, an index of large-capitalization issuers, the S&P Midcap 400, and the S&P Small Cap 600 to cover approximately 90% of the U.S. market capitalization. The Fund also engages in short selling to the extent permitted under the Investment Company Act of 1940 (the “1940 Act”). The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective and the policies are permissible under the 1940 Act. The Fund will seek to produce income through dividends paid on securities and options (e.g., premium income on the sale of an option), and total return through an options strategy.

The Fund will typically invest in issuers that have established markets and operations and generate excess cash flow. The Fund looks for stocks with attributes which suggest they will thrive in good markets and survive potential economic setbacks. The Fund employs detailed quantitative assessments to construct its equity portfolio. Portfolio parameters include, but are not limited to, a quantitative valuation of the strength of the company’s intellectual property portfolio, steady growing earnings, dividend yield with a tendency to raise such yield and availability at reasonable price-earnings ratios. The Fund seeks to invest in stocks that are undervalued by the market, but with strong business models, which may provide for lower levels of market volatility or non-correlated volatility. The Fund also prefers to invest in equity stocks that have options traded on them. The Fund will rebalance and adjust its equity portfolio as the Adviser deems necessary and appropriate.

The Fund may also invest in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include new intellectual property developments, intellectual property licensing deals, mergers, spin-offs, litigation resolutions, new products or management changes. The Fund may also invest in convertible securities. The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks. For example, the Fund intends to sell covered call options on a portion of its stock holdings. This income is designed to, over time, add to portfolio stability and improve returns. The Fund also uses options to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment as to the advantages of selling call options on the Fund’s equity investments.

The Fund is non-diversified - which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2024 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

May 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 79.58%	Shares	Value

Aerospace & Defense - 2.93%
Boeing Co. (a)	3,000	$532,830

Agriculture - 1.03%
Archer-Daniels-Midland Co.	3,000	187,320

Airlines - 3.07%
JetBlue Airways Corp. (a)	100,000	559,000

Auto Manufacturers - 8.34%
General Motors Co.	10,000	449,900
Tesla, Inc. (a)	4,000	712,320
Volkswagen AG - Germany - ADR	25,000	355,750
		1,517,970
Beverages - 1.51%
Molson Coors Beverage Co. - Class B	5,000	274,050

Biotechnology - 7.71%
Amgen, Inc.	1,700	519,945
Regeneron Pharmaceuticals, Inc. (a)	900	882,144
		1,402,089
Chemicals - 2.96%
Olin Corp.	10,000	537,600

Commercial Services - 1.38%
PayPal Holdings, Inc. (a)	4,000	251,960

Computers - 5.61%
Super Micro Computer, Inc. (a)	1,300	1,019,863

Diversified Financial Services - 3.03%
Charles Schwab Corp.	3,500	256,480
Nasdaq, Inc.	5,000	295,150
		551,630
Energy - Alternate Sources - 0.19%
Gevo, Inc. (a)	50,000	34,185

Food - 1.09%
Hershey Co.	1,000	197,830

Healthcare - Products - 0.74%
Sensus Healthcare, Inc. (a)	25,000	135,500

Insurance - 2.67%
Brighthouse Financial, Inc. (a)	5,000	222,550
Hanover Insurance Group, Inc.	2,000	263,860
		486,410

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

May 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 79.58% (continued)	Shares	Value

Internet - 20.80%
Alibaba Group Holding Ltd. - China - ADR	10,000	$783,400
Alphabet, Inc. - Class C (a)	1,500	260,940
Amazon.com, Inc. (a)	4,000	705,760
Baidu, Inc. - China - ADR (a)	3,000	291,600
Expedia Group, Inc. (a)	5,000	564,300
Meta Platforms, Inc. - Class A	1,000	466,830
PDD Holdings, Inc. - Ireland - ADR (a)	2,500	374,450
Sea Ltd. - Singapore - ADR (a)	5,000	337,600
		3,784,880
Media - 0.86%
Walt Disney Co.	1,500	155,865

Pharmaceuticals - 1.24%
Canopy Growth Corp. - Canada (a)	26,500	226,045

Pipelines - 1.30%
Cheniere Energy, Inc.	1,500	236,685

Semiconductors - 9.04%
NVIDIA Corp.	1,500	1,644,495

Software - 4.08%
DocuSign, Inc. (a)	5,000	273,700
Oracle Corp.	2,000	234,380
Yalla Group Ltd. - ADR - UAE (a)	50,000	235,000
		743,080

TOTAL COMMON STOCK (Cost $14,134,460)		14,479,287

PREFERRED STOCK - 2.75%

Banks - 2.75%
United Community Banks, Inc., 6.875% - Series I (b) (d)	21,000	499,590

TOTAL PREFERRED STOCK (Cost $529,751)		499,590

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

May 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

GOVERNMENT BONDS - 5.47%	Principal	Value

U.S. Treasury Note, 4.750% due 07/31/2025 (b)	$1,000,000	$995,586

TOTAL GOVERNMENT BONDS (Cost $998,838)		995,586

EXCHANGE-TRADED FUND - 0.63%	Shares

Asset Allocation Fund - 0.63%
ProShares Ultra Euro ETF (a)	10,000	114,872

TOTAL EXCHANGE-TRADED FUND (Cost $113,777)		114,872

OPTIONS PURCHASED - 4.96%
		Notional	Exercise
CALL OPTIONS PURCHASED - 3.74%	Contracts [1]	Amount	Price	Expiration
Advanced Micro Devices, Inc.	30	$510,000	$170.00	9/20/2024	49,050
Amazon.com, Inc.	20	320,000	160.00	9/20/2024	45,200
Biogen, Inc.	10	200,000	200.00	1/17/2025	40,600
Boeing Co.	10	190,000	190.00	1/17/2025	15,500
Eli Lilly & Co.	10	800,000	800.00	9/20/2024	71,400
Expedia Group, Inc.	15	187,500	125.00	1/17/2025	12,855
Expedia Group, Inc.	20	220,000	110.00	1/16/2026	50,000
iShares Silver Trust	100	220,000	22.00	9/20/2024	60,200
Nasdaq, Inc.	50	250,000	50.00	9/20/2024	52,750
Netflix,Inc.	15	892,500	595.00	6/21/2024	67,290
Oracle Corp.	20	200,000	100.00	12/20/2024	42,500
PayPal Holdings, Inc.	70	350,000	50.00	6/21/2024	84,350
PayPal Holdings, Inc.	30	187,500	62.50	1/17/2025	24,750
SPDR Gold Shares	18	360,000	200.00	12/20/2024	39,672
Tesla, Inc.	10	200,000	200.00	7/19/2024	5,550
Walt Disney Co.	30	330,000	110.00	1/17/2025	19,500

TOTAL CALL OPTIONS PURCHASED (Cost $840,489)					681,167

PUT OPTIONS PURCHASED - 1.22%
Costco Wholesale Corp.	20	1,150,000	575.00	6/21/2024	1,000
Costco Wholesale Corp.	8	588,000	735.00	6/21/2024	568
Invesco QQQ Trust Series 1	30	1,260,000	420.00	6/21/2024	2,100
Invesco QQQ Trust Series 1	30	1,289,340	429.78	6/21/2024	4,860
Invesco QQQ Trust Series 1	20	870,000	435.00	6/21/2024	3,800
Invesco QQQ Trust Series 1	30	1,274,340	424.78	6/28/2024	4,680
Invesco QQQ Trust Series 1	50	2,250,000	450.00	8/16/2024	54,250
Invesco QQQ Trust Series 1	24	1,044,000	435.00	9/20/2024	20,400
SPDR S&P 500 ETF Trust	50	2,275,000	455.00	6/21/2024	950
SPDR S&P 500 ETF Trust	30	1,380,000	460.00	6/21/2024	510
SPDR S&P 500 ETF Trust	40	2,088,000	522.00	6/28/2024	17,080
SPDR S&P 500 ETF Trust	30	1,572,000	524.00	7/31/2024	21,030
SPDR S&P 500 ETF Trust	30	1,569,000	523.00	8/30/2024	27,930
SPDR S&P 500 ETF Trust	30	1,425,000	475.00	9/20/2024	8,400
Wingstop, Inc.	20	760,000	380.00	7/19/2024	54,200

TOTAL PUT OPTIONS PURCHASED (Cost $685,047)					221,758

TOTAL OPTIONS PURCHASED (Cost $1,525,536)					902,925

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

May 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
SHORT-TERM INVESTMENTS - 11.18%
Federated Hermes Government Obligations Fund - Institutional Shares, 5.19% (c)	2,033,423	$2,033,423

SHORT-TERM INVESTMENTS (Cost $2,033,423)		2,033,423

INVESTMENTS AT VALUE (Cost $19,335,785) - 104.57%		$19,025,683

TOTAL OPTIONS WRITTEN, AT VALUE (Premiums $27,002) - (0.08)%		(14,600)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.49)%		(816,697)

NET ASSETS - 100.00%		$18,194,386

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at May 31, 2024, is subject to change and resets daily.

(d) Affiliated company.  See Investments In Affiliated Companies section of the accompanying footnotes.

1 Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German Public Limited Company)

ETF - Exchange-Traded Fund

Ltd. - Limited

SPDR - Standard & Poor’s Depositary Receipts

UAE - United Arab Emirates

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN

May 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.08)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.08)%	Contracts [1]	Amount	Price	Expiration	Value
Moderna, Inc.	10	$150,000	$150.00	6/7/2024	$2,000
Wingstop, Inc.	15	570,000	380.00	6/21/2024	12,600

TOTAL CALL OPTIONS WRITTEN (Premiums $27,002)					14,600

TOTAL OPTIONS WRITTEN (Premiums $27,002)					$14,600

Percentages are stated as a percent of net assets.

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)	SEMI-ANNUAL REPORT

Assets:

Unaffiliated Investments, at cost	$18,806,034
Affiliated Investments, at cost	529,751
Total Investments, at cost	19,335,785
Unaffiliated Investments, at value	18,526,093
Affiliated Investments, at value	499,590
Total Investments, at value	19,025,683
Receivables:
Interest	25,820
Dividends	35,471
Investment securities sold	113,084
Prepaid expenses	5,263
Total assets	19,205,321

Liabilities:
Premiums from options written	$27,002
Options written, at value	14,600
Cash due to broker	499,955
Payables:
Investment securities purchased	472,518
Due to administrator	9,576
Due to adviser	8,544
Accrued expenses	2,894
Accrued Trustee fees	2,576
Accrued distribution (12b-1) fees	272
Total liabilities	1,010,935
Net Assets	$18,194,386

Sources of Net Assets:
Paid-in capital	$17,769,949
Total distributable earnings	424,437
Total Net Assets	$18,194,386

Class A Shares:
Net Assets	$56,390
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	5,118
Net Asset Value Per Share	$11.02

Maximum Offering Price Per Share (a)	$11.66

Minimum Redemption Price Per Share (b)	$10.91

Institutional Class Shares:
Net Assets	$18,137,996
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	1,607,360
Net Asset Value, Offering and Redemption Price Per Share	$11.28

(a) A maximum sales charge of 5.50% is imposed on Class A shares.

(b) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND

STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

For the
Six Months Ended
May 31, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $6,360)	$79,898
Dividends from affiliates (Note 10)	18,047
Interest	65,661
Total investment income	163,606

Expenses:
Management fees (Note 6)	113,845
Distribution (12b-1) fees - Class A (Note 6)	69
Accounting and transfer agent fees and expenses (Note 6)	51,265
Legal fees	12,501
Reports to shareholders	12,501
Trustee fees and expenses	9,251
Audit fees	6,729
Miscellaneous	6,711
Compliance officer fees (Note 6)	5,750
Custodian fees	5,250
Pricing fees	4,751
Interest expense	3,139
Insurance	2,804
Registration and filing fees	392
Total expenses	234,958
Less: fees waived (Note 6)	(54,152)
Net expenses	180,806

Net investment loss	(17,200)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	1,582,354
Options written	271,461
Securities sold short	(447,472)
Net realized gain on investments, options written and securities sold short	1,406,343

Net change in unrealized appreciation on:
Unaffiliated Investments	8,479
Affiliated Investments	32,550
Options written	5,725
Securities sold short	9,691
Net change in unrealized appreciation on investments, options written and securities sold short	56,445

Net realized and unrealized gain on investments, options written and securities sold short	1,462,788

Net increase in net assets resulting from operations	$1,445,588

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2024	November 30, 2023
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(17,200)	$39,071
Net realized gain on investments, options written and securities sold short	1,406,343	321,881
Net change in unrealized appreciation on investments, options written and securities sold short	56,445	107,557
Net increase in net assets resulting from operations	1,445,588	468,509

Capital share transactions (Note 4):
Increase (decrease) in net assets from capital share transactions	(990,820)	238,141

Increase in net assets	454,768	706,650

Net Assets:
Beginning of year/period	17,739,618	17,032,968

End of year/period	$18,194,386	$17,739,618

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the year/period indicated.

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	May 31, 2024		November 30, 2023	November 30, 2022		November 30, 2021	November 30, 2020	November 30, 2019
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.18		$9.91	$10.96		$11.19	$10.71	$10.73

Investment Operations:
Net investment Income (loss) (a)	(0.02)		0.01	(0.10)		(0.18)	(0.15)	(0.06)
Net realized and unrealized gains (losses) on investments, options written and securities sold short	0.86		0.26	(0.32)		0.58	1.05	0.56
Total from investment operations	0.84		0.27	(0.42)		0.40	0.90	0.50

Distributions:
From net realized capital gains	—		—	(0.63)		(0.63)	(0.42)	(0.52)
Total distributions	—		—	(0.63)		(0.63)	(0.42)	(0.52)

Net Asset Value, End of Year/Period	$11.02		$10.18	$9.91		$10.96 (d)	$11.19	$10.71

Total Return (b)	8.25	%(f)	2.72%	(3.94)%		3.57%	8.68%	5.32%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$56		$52	$158		$82	$83	$97

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.83	%(g)	2.97%	3.01%		2.62%	3.29%	3.66%
After fees waived and expenses absorbed (c)	2.23	%(g)	2.22%	2.44%		2.35%	2.35%	2.22%

Ratios of net investment income (loss):
Before fees waived and expenses absorbed (c)	(1.03	)%(g)	(0.75)%	(1.68)%		(1.77)%	(2.35)%	(2.06)%
After fees waived and expenses absorbed (c)	(0.44	)%(g)	0.00%	(1.11)%		(1.50)%	(1.41)%	(0.63)%

Portfolio turnover rate	197.05	%(f)	739.85%	1194.80	%(e)	395.29%	271.84%	192.88%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(c)	The ratios include 0.03% of interest expense and 0.00% of dividend expense for the six months ended May 31, 2024, 0.02% of interest expense and 0.00% of dividend expense for the year ended November 30, 2023, 0.16% of interest expense and 0.08% of dividend expense during the year ended November 30, 2022, 0.13% of interest expense and 0.02% of dividend expense during the year ended November 30, 2021, 0.15% of interest expense during the year ended November 30, 2020 and 0.02% of interest expense during the year ended November 30, 2019.
(d)	The Net Asset Value differs from the traded NAV on November 30, 2021 due to financial statement adjustments.
(e)	The increase in portfolio turnover for the year ended November 30, 2022 was the result of certain market conditions occurring throughout the year which led to more active trading by the portfolio manager.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the year/period indicated.

	Institutional Class
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	May 31, 2024		November 30, 2023	November 30, 2022		November 30, 2021	November 30, 2020	November 30, 2019
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.42		$10.11	$11.14		$11.34	$10.82	$10.81

Investment Operations:
Net investment income (loss) (a)	(0.01)		0.02	(0.08)		(0.15)	(0.12)	(0.04)
Net realized and unrealized gains (losses) on investments, options written and securities sold short	0.87		0.29	(0.32)		0.58	1.06	0.57
Total from investment operations	0.86		0.31	(0.40)		0.43	0.94	0.53

Distributions:
From net realized capital gains	—		—	(0.63)		(0.63)	(0.42)	(0.52)
Total distributions	—		—	(0.63)		(0.63)	(0.42)	(0.52)

Net Asset Value, End of Year/Period	$11.28	(d)	$10.42 (d)	$10.11		$11.14 (d)	$11.34	$10.82

Total Return (b)	8.25	%(f)	3.07%	(3.68)%		3.79%	8.97%	5.57%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$18,138		$17,687	$16,875		$23,418	$17,999	$10,285

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (c)	2.58	%(g)	2.72%	2.76%		2.37%	3.04%	3.41%
After fees waived and expenses absorbed (c)	1.98	%(g)	1.97%	2.19%		2.10%	2.10%	1.97%

Ratios of net investment income (loss):
Before fees waived and expenses absorbed (c)	(0.78	)%(g)	(0.50)%	(1.43)%		(1.52)%	(2.10)%	(1.81)%
After fees waived and expenses absorbed (c)	(0.19	)%(g)	0.25%	(0.86)%		(1.25)%	(1.16)%	(0.38)%

Portfolio turnover rate	197.05	%(f)	739.85%	1194.80	%(e)	395.29%	271.84%	192.88%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(c)	The ratios include 0.03% of interest expense and 0.00% of dividend expense for the six months ended May 31, 2024, 0.02% of interest expense and 0.00% of dividend expense for the year ended November 30, 2023, 0.16% of interest expense and 0.08% of dividend expense during the year ended November 30, 2022, 0.13% of interest expense and 0.02% of dividend expense during the year ended November 30, 2021, 0.15% of interest expense during the year ended November 30, 2020 and 0.02% of interest expense during the year ended November 30, 2019.
(d)	The Net Asset Value differs from the traded NAV on May 31, 2024, November 30, 2023 and November 30, 2021 due to financial statement adjustments.
(e)	The increase in portfolio turnover for the year ended November 30, 2022 was the result of certain market conditions occurring throughout the year which led to more active trading by the portfolio manager.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FinTrust Income and Opportunity Fund (the “Fund”), is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust, and is registered as an open-end management investment company under the 1940 Act. The Fund is a non-diversified fund meaning it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return comprised of income and capital appreciation. The Fund’s investment adviser is FinTrust Capital Advisors, LLC (the “Adviser”). The Fund offers two classes of shares: Class A and Institutional Class. Each class of shares commenced operations on January 21, 2016. Each class differs as to sales and redemption charges and ongoing fees. Income and expenses (other than class specific), and realized/unrealized gains or losses are allocated to each class based on their relative net asset values. Each class represents an ownership interest in the same investment portfolio and has equal voting rights.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)           Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)            Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

d)            Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and for the six months ended May 31, 2024, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. For the six months ended May 31, 2024, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six months ended May 31, 2024 and for all other open tax years (years ended November 30, 2023, November 30, 2022 and November 30, 2021), the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next 12 months.

e)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)            Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h)            Sales Charges – A maximum sales charge of 5.50% is imposed on certain purchases of Class A shares. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor for the six months ended May 31, 2024.

i)            Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

j)           Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock, preferred stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the rule a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value (“NAV”) that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2024.

Financial Instruments – Assets
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$14,479,287	$—	$—	$14,479,287
Preferred Stock (2)	499,590	—	—	499,590
Exchange-Traded Funds (2)	114,872	—	—	114,872
Government Bonds	—	995,586	—	995,586
Call Options Purchased	587,817	93,350	—	681,167
Put Options Purchased	220,758	1,000	—	221,758
Short-Term Investments	2,033,423	—	—	2,033,423
Total Assets	$17,935,747	$1,089,936	$—	$19,025,683

Derivative and Financial Instruments – Liabilities
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$14,600	—	—	$14,600
Total Liabilities	$14,600	$—	$—	$14,600

(1)       As of and for the six months ended May 31, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock, ETFs and preferred stock held in the Fund are Level 1 securities. For a detailed break-out of common stock and preferred stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

3.	DERIVATIVE TRANSACTIONS

As of May 31, 2024, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased	Investments, at value	$681,167
Put options purchased	Investments, at value	221,758
Total Assets		$902,925

Liabilities	Location	Equity Contracts
Call options written	Options written, at value	$14,600
Total Assets		$14,600

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the six months ended May 31, 2024, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(212,282)
Put options purchased	Unaffiliated Investments	(178,493)
Call options written	Options written	5,725
		$(385,050)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$971,807
Put options purchased	Unaffiliated Investments	(528,793)
Call options written	Options written	151,793
Put options written	Options written	119,668
		$714,475

For the six months ended May 31, 2024, the average month-end notional value of purchased and written option contracts for the Fund was $23,916,323 and ($546,500), respectively. The primary risk category for all open options positions during the period was equity risk.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six months ended May 31, 2024, were as follows:

	Sold	Redeemed	Reinvested	Net Increase / (Decrease)
Class A
Shares	—	—	—	—
Value	$—	$—	$—	$—
Institutional Class
Shares	22,767	(113,380)	—	(90,613)
Value	$251,877	$(1,242,697)	$—	$(990,820)

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

4.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the year ended November 30, 2023, were as follows:

	Sold	Redeemed	Reinvested	Net Increase / (Decrease)
Class A
Shares	—	(10,859)	—	(10,859)
Value	$—	$(107,290)	$—	$(107,290)
Institutional Class
Shares	238,572	(209,787)	—	28,785
Value	$2,367,474	$(2,022,043)	$—	$345,431

5.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2024, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) for the Fund were as follows:

Purchases	Sales
$31,532,204	$33,096,574

There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2024.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Fund’s net assets, less any fee waivers. For the six months ended May 31, 2024, the Adviser earned $113,845 of management fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% of the Fund’s average daily net assets. The current contractual agreement cannot be terminated before March 31, 2025, without the Board’s approval. For the six months ended May 31, 2024, the Adviser waived advisory fees of $54,152.

Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three years following the month in which such waiver or reimbursement occurred, if the Fund can make the payment without exceeding the 1.95% expense limit. The cumulative reimbursement is $344,470, of which $68,136, $101,595, $120,587 and $54,152 can be recouped no later than November 30, 2024, November 30, 2025, November 30, 2026 and November 30, 2027, respectively.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide daily operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; (j) maintaining shareholder account records.

For the six months ended May 31, 2024, M3Sixty earned $51,265, including out of pocket expenses, pursuant to the ICSA.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the six months ended May 31, 2024, M3Sixty earned $5,750 of fees pursuant to the CCO Agreement.

Certain officers and an interested Trustee of the Trust are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD” or the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor serves as the principal underwriter of the Fund. M3SixtyD may receive commissions from the sale of Class A shares. During the six months ended May 31, 2024, no commissions were paid to the Distributor. M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for its Class A shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Class A shares of the Fund took effect January 21, 2016. For the six months ended May 31, 2024, the Fund accrued $69 in 12b-1 expenses attributable to Class A shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments, including written options and securities sold short, at May 31, 2024 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$19,593,492	$1,439,460	$(2,021,869)	$(582,409)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2023, the Fund’s most recent fiscal year end, is as follows:

Unrealized Depreciation	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Other Book/Tax Differences	Total Distributable Earnings
$(548,924)	$—	$—	$(472,227)	$—	$—	$(1,021,151)

Under current tax law, net capital losses realized after November 30th and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2023, the Fund had no post-November capital losses or post-December losses to defer.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses and distributions to paid-in-capital, resulted in reclassifications for the year ended November 30, 2023, as follows:

Distributable Earnings	Paid-in Capital
$111,116	$(111,116)

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

7.	TAX MATTERS (continued)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of November 30, 2023, the Fund had $316,353 of non-expiring short-term capital loss carryforwards and $155,874 of non-expiring long-term capital loss carryforwards for federal income tax purposes available to offset future capital gains.

For the six months ended May 31, 2024, the Fund distributed no ordinary income or long-term capital gains.

For the year ended November 30, 2023, the Fund distributed no ordinary income or long-term capital gains.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, Charles Schwab and Co., Inc. held 62.35% and National Financial Services, LLC held 37.33% of the Fund’s shares in omnibus accounts for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by Charles Schwab and Co., Inc. or National Financial Services, LLC own more than 25% of the voting securities of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or is of common management. Companies which are affiliates of the Fund at May 31, 2024, are noted in the Fund’s Schedule of Investments. United Community Banks, Inc., 6.875% - Series I preferred stock (“UCBIO”) is considered an affiliated investment because it is of common management of the Adviser. At May 31, 2024, the Fund held 21,000 shares of UCBIO.

Transactions with affiliated companies during the six months ended May 31, 2024 were as follows:

	Value as of November 30, 2023	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of May 31, 2024	Income earned
UCBIO	$ 467,040	$ —	$ 32,550	$ —	$ —	$ 499,590	$ 18,047
Total	$ 467,040	$ —	$ 32,550	$ —	$ —	$ 499,590	$ 18,047

11.	SUBSEQUENT EVENTS

At a Special Meeting of the Board held on July 31, 2024 (the “Special Meeting”), the Board was notified that another investment adviser was acquiring the Adviser and the transaction’s closing date is expected to be on August 31, 2024 (the "Closing Date"). Upon closing, the Investment Advisory Agreement between the Fund and the Adviser will terminate because of a change in control of the Adviser that resulted in the assignment of the Advisory Agreement under federal securities laws. The Adviser has recommended that M3Sixty Capital, LLC (“M3Sixty Capital") take over management of the Fund under a new investment advisory agreement, effective on the Closing Date, or that the Fund be liquidated on that date.

On August 8, 2024, the Board will consider the Fund’s options, including approving a New Investment Advisory Agreement and Expense Limitation Agreement with M3Sixty Capital, subject to shareholder approval.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2024 (Unaudited)

11.	SUBSEQUENT EVENTS (continued)

In accordance with GAAP, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

12.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. For RICs, such as the Fund, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. Management is currently evaluating the impact of the new rule.

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date. For funds with less than $1 billion in net assets, such as the Fund, the compliance date is June 11, 2026. Management has evaluated the amendments and determine that they do not require the Fund to make changes to its name or investment strategies.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2024 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund had no ordinary income or long-term capital gain distributions during the six months ended May 31, 2024.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2025 to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their own tax advisors.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2024 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and year of birth, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Retired (2024-present); Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment advisor) (2009–2024)	Seven	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Business Administration Officer, Minnesota Vikings (professional sports organization) (1999–present); Executive Vice President and Chief Financial Officer, MV Ventures, LLC (real estate developer) (2016-present)	Seven	IDX Funds (2015 –2021); FNEX Ventures (2018-2020)
Thomas J. Schmidt YOB: 1963	Trustee and Independent Chairman	Since 2018 Since 2022	Principal, Tom Schmidt & Associates Consulting, LLC (2015–Present)	Seven	Lind Capital Partners Municipal Credit Income Fund (2021–present); FNEX Ventures (2018-2020)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Chairman, M3Sixty Capital (investment advisor) (2023-present)	Seven	IDX Funds (2015 - 2021)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2024 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (continued)

Name and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Gary W. DiCenzo YOB: 1962	Vice President	Since 2023	Chief Executive Officer, M3Sixty Capital, LLC (2023-Present); Partner, Cognios Capital (investment management firm) (2015-2020), Chief Executive Officer (2015-2019); Founder, IMC Group, LLC (2010-2022)	N/A	360 Funds Trust (2014–2022); FNEX Ventures (2018–2020); Volt ETF Trust (2021-2022)
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	President, M3Sixty Enterprises (2024-present); Chief Legal Officer and Chief Compliance Officer, M3Sixty Capital (2024-present); Of Counsel, McElroy Deutsch (2020–2024); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, IDX Funds (2021–2022); Founder, The Yates Law Firm (2018–2020)	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Head of Operations, M3Sixty Administration, LLC (2021-present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–2021); Treasurer, Tactical Investment Series Trust (2022-present); Assistant Treasurer, 360 Funds Trust (2017–2021); Chief Accounting Officer, Amidex Funds, Inc. (2003–2020); Assistant Treasurer, IDX Funds (2017–2021; Assistant Treasurer, WP Funds Trust (2017–2021)	N/A	N/A
Tim Easton YOB: 1968	Anti-Money Laundering (“AML”) Officer	Since 2024	Chief Operating Officer, M3Sixty Distributors, LLC (2024 –present); Head of Transfer Agency, M3Sixty Administration, LLC (2022 – present); Self Employed (2020 – 2022); Head of Sales, M3Sixty Administration, LLC (2019 – 2020)	N/A	N/A

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2024 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Tom M. Wirtshafter	$ 1,707	None	None	$ 1,707
Steven D. Poppen	$ 1,707	None	None	$ 1,707
Thomas J. Schmidt	$ 1,707	None	None	$ 1,707
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers seven Series of the Trust.

2 Figures are for the six months ended May 31, 2024.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES

May 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 11/30/23 through 05/31/24

	Beginning Account Value (11/30/23)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/24)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+8.25%)	$1,000.00	2.29%	$1,082.50	$11.92
Institutional Class (+8.25%)	$1,000.00	2.04%	$1,082.53	$10.62
Hypothetical 5% Return
Class A	$1,000.00	2.29%	$1,013.60	$11.53
Institutional Class	$1,000.00	2.04%	$1,014.80	$10.28

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

FinTrust Income and Opportunity Fund	SEMI-ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES

May 31, 2024 (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 29, 2024 for the Fund were as follows:
FinTrust Income and Opportunity Fund Class A, gross of fee waivers or expense reimbursements	3.01%
FinTrust Income and Opportunity Fund Class A, after waiver and reimbursement*	2.26%
FinTrust Income and Opportunity Fund Institutional Class, gross of fee waivers or expense reimbursements	2.76%
FinTrust Income and Opportunity Fund Institutional Class, after waiver and reimbursement*	2.01%

* The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12B-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such fund’s business) to not more than 1.95% through at least March 31, 2025. Subject to approval by the Fund’s Board, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within the three years following the month in which such waiver or reimbursement occurred, if the Fund can make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated before March 31, 2025, without the Board of Trustees’ approval. Total Gross Operating Expenses for the six months ended May 31, 2024 were 2.89% and 2.64% for the FinTrust Income and Opportunity Fund Class A shares and FinTrust Income and Opportunity Fund Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures for the six months ended May 31, 2024.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

FinTrust Capital Advisors, LLC

124 Verdae Boulevard

Suite 504

Greenville, SC 29607

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer

Date: August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer

Date: August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By: Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer

Date: August 8, 2024